Segment information (Tables)	12 Months Ended
Mar. 31, 2024
Text Blocks Abstract
Summary of Information on Reportable Segments

Information on reportable segments for the year ended March 31, 2022 is as follows:

	IT Services										IT Products		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	217,874	₹	239,404	₹	233,443	₹	98,398	₹	789,119	₹	6,173	₹	(3)	₹	795,289
Other operating income/(loss), net		-		-		-		-		2,186		-		-		2,186
Segment result		44,027		49,754		37,872		12,612		144,265		115		(80)		144,300
Unallocated										(6,200)		-		-		(6,200)
Segment result total									₹	140,251	₹	115	₹	(80)	₹	140,286
Finance expense																(5,325)
Finance and other income																16,257
Share of net profit/(loss) of associate accounted for using the equity method																57
Profit before tax															₹	151,275
Income tax expense																(28,946)
Profit for the year															₹	122,329
Depreciation, amortization and impairment															₹	30,911

Information on reportable segments for the year ended March 31, 2023 is as follows:

	IT Services										IT Products		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	261,270	₹	278,374	₹	256,845	₹	106,812	₹	903,301	₹	6,047	₹	-	₹	909,348
Segment result		51,555		59,690		37,667		10,681		159,593		(176)		(1,442)		157,975
Unallocated										(18,369)		-		-		(18,369)
Segment result total									₹	141,224	₹	(176)	₹	(1,442)	₹	139,606
Finance expense																(10,077)
Finance and other income																18,185
Share of net profit/(loss) of associate accounted for using the equity method																(57)
Profit before tax															₹	147,657
Income tax expense																(33,992)
Profit for the year															₹	113,665
Depreciation, amortization and impairment															₹	33,402

Information on reportable segments for the year ended March 31, 2024 is as follows:

	IT Services										IT Products		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	268,230	₹	269,482	₹	253,927	₹	102,177	₹	893,816	₹	4,127	₹	-	₹	897,943
Segment result		59,364		59,163		33,354		12,619		164,500		(371)		(7,726)		156,403
Unallocated										(20,304)		-		-		(20,304)
Segment result total									₹	144,196	₹	(371)	₹	(7,726)	₹	136,099
Finance expense																(12,552)
Finance and other income																23,896
Share of net profit/(loss) of associate and joint venture accounted for using the equity method																(233)
Profit before tax															₹	147,210
Income tax expense																(36,089)
Profit for the year															₹	111,121
Depreciation, amortization and impairment															₹	34,071

Disclosure of Contribution of Revenue More than 10% from Geographical Areas

Revenues from United States of America and United Kingdom contributed more than 10% of Company’s total revenues as per table below:

	Year ended March 31,
	2022		2023		2024
United States of America	₹	427,021	₹	506,690	₹	512,740
United Kingdom		101,437		113,023		108,613
	₹	528,458	₹	619,713	₹	621,353